Employee Retirement and Other Benefits - Summary of Effects of Interim Remeasurement, Curtailment Gain and Plan Amendments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Interim Reporting [Line Items]
Prepaid pension expense (included in Prepaid Expenses and Other Assets)	$ (9)
Net pension benefit obligation (included in Accrued Expenses and Other Liabilities)	(780)
Actuarial and curtailment gains included in AOCI	869
Prior service cost included in AOCI	(98)
Remeasurement [Member]
Interim Reporting [Line Items]
Prepaid pension expense (included in Prepaid Expenses and Other Assets)	(9)
Net pension benefit obligation (included in Accrued Expenses and Other Liabilities)	(562)
Actuarial and curtailment gains included in AOCI	553
Prior service cost included in AOCI
Curtailment Gain and Plan Amendments [Member]
Interim Reporting [Line Items]
Prepaid pension expense (included in Prepaid Expenses and Other Assets)
Net pension benefit obligation (included in Accrued Expenses and Other Liabilities)	(218)
Actuarial and curtailment gains included in AOCI	316
Prior service cost included in AOCI	$ (98)